Investments in Associates and Joint Ventures - Summary of Main Investments (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of investments in associates and joint ventures [Line Items]
Equity in earnings	R$ 149,465	R$ 150,466	R$ 144,356	R$ 132,384
Other comprehensive income	(138)	(326)	653
Total comprehensive results	27,675	25,313	23,878
Investments in Subsidiaries Associates and Joint Ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	15,097	12,019
Equity in earnings	1,315	747	550
Other comprehensive income	1
Total comprehensive results	1,316	747
Investments in Subsidiaries Associates and Joint Ventures [member] | Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	14,870	11,802
Equity in earnings	1,380	798	578
Other comprehensive income	1
Total comprehensive results	1,381	798
Investments in Subsidiaries Associates and Joint Ventures [member] | Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Investment	227	217
Equity in earnings	(65)	(51)	R$ (28)
Total comprehensive results	R$ (65)	R$ (51)